Average Annual Total Returns - QS Global Equity Fund	Mar. 01, 2021
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.90%	[1]
5 Years	12.19%	[1]
10 Years	9.87%	[1]
Class A
Average Annual Return:
1 Year	6.83%
5 Years	8.88%
10 Years	9.14%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	6.64%
5 Years	8.00%
10 Years	8.48%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.17%
5 Years	6.88%
10 Years	7.31%
Class C
Average Annual Return:
1 Year	11.39%
5 Years	9.34%
10 Years	8.96%
Class I
Average Annual Return:
1 Year	13.69%
5 Years	10.56%
10 Years	10.18%
Class 1
Average Annual Return:
1 Year	13.50%
5 Years	10.28%
10 Years	9.91%
Class IS
Average Annual Return:
1 Year	13.75%
5 Years		[2]
10 Years		[2]
Since Inception	19.33%
Inception Date	Aug. 09, 2019

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the MSCI World Index was 19.90%.
[2]	N/A